Property, equipment and software	12 Months Ended
Dec. 31, 2018
Property Equipment And Software [Line Items]
Disclosure of property, equipment and software [text block]

Note 15 Property, equipment and software

At historical cost less accumulated depreciation
USD million	Own-used properties	Leasehold improvements	IT hardware and communications equipment	Internally generated software	Purchased software	Other machines and equipment	Projects in progress	2018	2017
Historical cost
Balance at the beginning of the year	7,923	3,375	1,615	4,266	432	861	1,050	19,522	17,842
Additions[1]	21	20	182	1	50	21	1,406	1,702	1,638
Disposals / write-offs[2]	(17)	(386)	(213)	(108)	(15)	(111)	0	(849)	(634)
Reclassifications	(174)	152	8	1,054	12	36	(1,283)	(195)[7]	(47)
Foreign currency translation	(74)	(40)	(25)	(41)	(9)	(8)	(16)	(213)	724
Balance at the end of the year	7,679	3,122	1,568	5,173	469	799	1,157	19,966	19,522
Accumulated depreciation
Balance at the beginning of the year	4,528	2,069	1,131	1,854	272	610	0	10,465	9,656
Depreciation	159	198	172	498	61	65	0	1,153	1,035
Impairment[3]	0	2	3	66	4	0	0	75	18
Disposals / write-offs[2]	(16)	(380)	(213)	(108)	(15)	(108)	0	(840)	(626)
Reclassifications	(129)	4	0	0	0	0	0	(124)[7]	(5)
Foreign currency translation	(42)	(21)	(18)	(18)	(7)	(6)	0	(111)	387
Balance at the end of the year	4,500	1,873	1,077	2,291	316	561	0	10,619	10,465

Net book value
Net book value at the beginning of the year	3,394	1,306	483	2,412	159	251	1,050	9,057	8,186
Net book value at the end of the year[4,5]	3,179	1,249	491	2,882	153	238	1,157[6]	9,348	9,057
1 Includes USD 7 million additional assets related to acquisition of businesses in 2018. 2 Includes write-offs of fully depreciated assets. 3 Impairment charges recorded in 2018 relate to assets for which the recoverable amount was determined based on value-in-use. Recoverable amounts for these impaired assets were not material as of 31 December 2018. 4 As of 31 December 2018, contractual commitments to purchase property in the future amounted to approximately USD 0.3 billion (31 December 2017: approximately USD 0.3 billion). 5 Includes USD 26 million related to leased assets, mainly Own-used properties. 6 Consists of USD 803 million related to Internally generated software, USD 295 million related to Own-used properties and USD 59 million related to Leasehold improvements. 7 Reflects reclassifications to Properties held for sale (USD 70 million on a net basis) of properties sold in 2018.

UBS AG
Property Equipment And Software [Line Items]
Disclosure of property, equipment and software [text block]

Note 15 Property, equipment and software

At historical cost less accumulated depreciation
USD million	Own-used properties	Leasehold improvements	IT hardware and communications equipment	Internally generated software	Purchased software	Other machines and equipment	Projects in progress	2018	2017
Historical cost
Balance at the beginning of the year	7,268	3,309	1,044	3,967	279	836	1,001	17,705	17,789
Additions[1]	16	18	81	30	27	19	1,294	1,484	1,540
Disposals / write-offs[2]	(14)	(385)	(111)	(94)	(11)	(111)	0	(726)	(2,293)
Reclassifications	(177)	135	0	1,009	11	32	(1,205)	(195)[7]	(47)
Foreign currency translation	(61)	(36)	(12)	(33)	(3)	(7)	(15)	(166)	716
Balance at the end of the year	7,031	3,042	1,002	4,879	303	769	1,076	18,102	17,705
Accumulated depreciation
Balance at the beginning of the year	4,171	2,045	747	1,763	188	599	0	9,514	9,638
Depreciation	139	189	105	456	35	61	0	984	930
Impairment[3]	0	2	1	63	0	0	0	67	15
Disposals / write-offs[2]	(14)	(380)	(111)	(107)	(11)	(108)	0	(730)	(1,445)
Reclassifications	(129)	4	1	0	0	0	0	(124)[7]	(7)
Foreign currency translation	(36)	(19)	(10)	(14)	(3)	(6)	0	(88)	383
Balance at the end of the year	4,132	1,842	733	2,161	209	546	0	9,623	9,514

Net book value
Net book value at the beginning of the year	3,097	1,264	297	2,203	91	238	1,001	8,191	8,152
Net book value at the end of the year[4,5]	2,900	1,200	269	2,718	93	223	1,076[6]	8,479	8,191
1 Includes USD 7 million additional assets related to acquisition of businesses in 2018. 2 Includes write-offs of fully depreciated assets. 3 Impairment charges recorded in 2018 relate to assets for which the recoverable amount was determined based on value-in-use. Recoverable amounts for these impaired assets were not material as of 31 December 2018. 4 As of 31 December 2018, contractual commitments to purchase property in the future amounted to approximately USD 0.3 billion (31 December 2017: approximately USD 0.3 billion). 5 Includes USD 22 million related to leased assets, mainly Own-used properties. 6 Consists of USD 739 million related to Internally generated software, USD 279 million related to Own-used properties and USD 58 million related to Leasehold improvements. 7 Reflects reclassifications to Properties held for sale (USD 70 million on a net basis) of properties sold in 2018.